Credit Quality using Different Credit Factors (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Recorded Investment [Line Items]
Strong & Good	134,996,273
Satisfactory	40,554,562
Overdue	1,335,923
Impaired	3,070,578	2,325,667	2,177,594
Total Amount	179,957,336	169,255,037
Commercial Loan
Financing Receivable, Recorded Investment [Line Items]
Strong & Good	56,478,543
Satisfactory	36,345,820
Overdue	506,418
Impaired	2,458,906
Total Amount	95,789,687
Commercial Loan | Commercial and Industrial
Financing Receivable, Recorded Investment [Line Items]
Strong & Good	33,837,447
Satisfactory	23,936,164
Overdue	399,090
Impaired	1,437,643
Total Amount	59,610,344	54,479,473
Commercial Loan | Other commercial
Financing Receivable, Recorded Investment [Line Items]
Strong & Good	21,707,680
Satisfactory	11,805,611
Overdue	79,033
Impaired	1,008,868
Total Amount	34,601,192	34,770,389
Commercial Loan | Lease Financings
Financing Receivable, Recorded Investment [Line Items]
Strong & Good	933,416
Satisfactory	604,045
Overdue	28,295
Impaired	12,395
Total Amount	1,578,151	1,559,652
Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Strong & Good	78,517,730
Satisfactory	4,208,742
Overdue	829,505
Impaired	611,672
Total Amount	84,167,649
Consumer Loan | Mortgage and home equity
Financing Receivable, Recorded Investment [Line Items]
Strong & Good	43,429,773
Satisfactory	952,695
Overdue	219,789
Impaired	44,186
Total Amount	44,646,443	40,022,157
Consumer Loan | Credit cards
Financing Receivable, Recorded Investment [Line Items]
Strong & Good	15,009,060
Satisfactory	1,576,657
Overdue	436,408
Impaired	457,221
Total Amount	17,479,346	15,116,757
Consumer Loan | Other Consumer
Financing Receivable, Recorded Investment [Line Items]
Strong & Good	20,078,897
Satisfactory	1,679,390
Overdue	173,308
Impaired	110,265
Total Amount	22,041,860	23,306,609